Other non-current financial assets (Details) $ in Thousands				12 Months Ended
	Apr. 01, 2024 shares	Sep. 28, 2021 EUR (€) shares	Sep. 28, 2021 USD ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jul. 09, 2021 EUR (€)	Jul. 09, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial instrument value				€ 1,194,000		€ 1,124,000
Gain from re-measurement				(17,843)		352,101
Foreign currency effects on fair value | $					$ 1,273
Promissory Note
Disclosure of detailed information about financial instruments [line items]
Financial instrument value							€ 738,000	$ 900
Value of promissory notes converted into shares				1,090,000
Gain from re-measurement		€ 352,000	$ 373
Rental deposit
Disclosure of detailed information about financial instruments [line items]
Financial instrument value				€ 135,000		€ 24,000
Series B1 Units [Member] | Promissory Note
Disclosure of detailed information about financial instruments [line items]
Promissory notes converted into shares | shares	20,870	20,870	20,870
Percentage Of Shares Owned	0.348%